Investment Securities (Tables)	12 Months Ended
Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Schedule of carrying amount and fair value of the investment securities
	Aggregate cost basis	Profits and losses from fair value changes	Aggregate fair value
	RMB	RMB	RMB
As of December 31, 2022:
Wealth management products	243,542,140	795,587	244,337,727

Total	243,542,140	795,587	244,337,727

	Aggregate cost basis	Profits and losses from fair value changes	Aggregate fair value
	RMB	RMB	RMB
As of December 31, 2021:
Wealth management products	845,888,854	1,158,441	847,047,295

Total	845,888,854	1,158,441	847,047,295